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QUARTERLY REPORT

HEDGEYE CAPITAL ALLOCATION ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Shares	Value
82.12%	EXCHANGE TRADED FUNDS
1.80%	COMMODITIES FUNDS
	Harbor Commodity All Weather Strategy ETF	160,368	$5,155,831

47.47%	DEVELOPED ECONOMIES
	Avantis U.S. Small Cap Value ETF	119,067	14,916,714
	Avantis US Large Cap Value ETF	152,486	14,053,110
	Fidelity Enhanced Mid Cap Core ETF	448,298	18,429,531
	Franklin International Low Volatility High Dividend Index ETF	463,379	19,795,551
	iShares Core High Dividend ETF	529,702	15,218,338
	iShares MSCI Europe Financials ETF	151,121	6,298,723
	iShares Russell Top 200 Value ETF	155,131	17,100,090
	State Street SPDR Portfolio S&P 500 High Dividend ETF	209,766	10,383,417
	VictoryShares Free Cash Flow ETF	399,620	19,877,099
			136,072,573

4.01%	EMERGING MARKETS
	iShares MSCI EAFE Min Vol Factor ETF	123,611	11,488,406

8.05%	FIXED INCOME FUNDS
	AAA CLO ETF	457,017	23,079,358

20.79%	SECTOR FUNDS
	Financial Select Sector SPDR Fund	186,354	10,610,997
	iShares Core U.S. REIT ETF	99,792	6,774,879
	iShares Global REIT ETF	406,565	11,538,315
	iShares U.S. Healthcare Providers ETF	100,776	5,681,751
	iShares U.S. Medical Devices ETF	115,763	6,078,715
	VanEck Oil Refiners ETF	197,574	10,913,988
	VanEck Steel ETF	75,667	7,981,355
			59,580,000

QUARTERLY REPORT

HEDGEYE CAPITAL ALLOCATION ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

			Shares	Value
82.12%		TOTAL EXCHANGE TRADED FUNDS		$235,376,168
		(Cost: $230,639,184)

21.60%		MONEY MARKET FUND
		First American Money Market Funds 3.583%(A)	61,924,226	61,924,226
		(Cost: $61,924,226)

103.72%		TOTAL INVESTMENTS		$297,300,394
		(Cost: $292,563,410)
(3.72%	)	Liabilities in excess of other assets		(10,675,639)
100.00%		NET ASSETS		$286,624,755

(A)Effective 7 day yield as of July 31, 2026.

QUARTERLY REPORT

HEDGEYE CAPITAL ALLOCATION ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Exchange Traded Funds	$235,376,168	$—	$—	$235,376,168
Money Market Fund	61,924,226	—	—	61,924,226
	$297,300,394	$—	$—	$297,300,394

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $292,563,410, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,975,141
Gross unrealized depreciation	(238,157)
Net unrealized appreciation (depreciation)	$4,736,984